Other Liabilities - Schedule of Other Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Liabilities [Abstract]
Accounts payable to third parties	$ 429,864	$ 420,260
Creditors for intermediation of financial instruments	417,372	193,171
Liability for income from regular activities from contracts with customers	37,812	39,783
Agreed dividends payable	16,792	13,467
VAT debit	4,317	4,077
Outstanding transactions	1,858	1,532
Other cash guarantees received	573	483
Securities to be settled		3,633
Other liabilities	39,488	34,992
Total	$ 948,076	$ 711,398